Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	First Western Funds Trust
Entity Central Index Key	0001546416
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2019
Document Effective Date	Jan. 06, 2020
Prospectus Date	Dec. 18, 2019